OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Employees and payroll accruals	$ 3,212	$ 3,455
Accrued expenses	4,949	6,479
Deferred revenues	487	451
Government authorities	51	287
Income tax payable and tax provision	1,822	1,085
Others	227	122
Other accounts payable and accrued expenses	$ 10,748	$ 11,879